Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 0
Held to maturity, gross unrealized gains	560,067	$ 78,281
Held to maturity, gross unrealized losses	1,161	466,894
Held To Maturity, Amortized Cost	19,246,935	23,638,013
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,805,841	23,249,400
Debt Securities, Held-to-maturity, Restricted [Extensible List]	17,500,000
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	820,313
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,161
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	820,313
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	1,161
Held to maturity pledged as collateral, fair value	18,000,000	19,800,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	11,600,000	13,100,000
Debt Securities, Held-to-maturity	11,300,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Held to maturity, gross unrealized gains	560,067	78,281
Held to maturity, gross unrealized losses	1,161	446,330
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	19,805,841	22,271,423
Debt Securities, Held-to-maturity	19,246,935	22,639,472
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	820,313	16,855,973
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,161	446,330
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	820,313	16,855,973
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss	$ 1,161	446,330
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, gross unrealized gains		0
Held to maturity, gross unrealized losses		20,564
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity		977,977
Debt Securities, Held-to-maturity		$ 998,541